Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Bad debt expenses and other receivable		$ 12,407	$ 27,887